Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Equity-Based Compensation
Schedule of weighted average assumptions used in estimating the grant date fair value of stock options

Year Ended
December 31,
2022
Expected volatility	51%
Risk-free interest rate	3.2%
Expected term (in years)	7.28
Dividend rate	0.0%

Time-based stock options
Equity-Based Compensation
Schedule of stock option activity

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Stock Options	Exercise	Life	Value
	(in thousands)	Price	(in years)	(in thousands)
Outstanding at December 31, 2021	—	$—
Granted	3,589	5.57
Forfeited	(187)	5.02
Outstanding at December 31, 2022	3,402	$5.60	9.62	$—
Fully vested and expected to vest at December 31, 2022	3,402	$5.60	9.62	$—
Exercisable at December 31, 2022	117	$5.02	9.22	$—

Performance-based stock options
Equity-Based Compensation
Schedule of stock option activity

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Stock Options	Exercise	Life	Value
	(in thousands)	Price	(in years)	(in thousands)
Outstanding at December 31, 2021	—	$—
Granted	1,500	4.95
Outstanding at December 31, 2022	1,500	$4.95	9.83	$—
Fully vested and expected to vest at December 31, 2022	1,500	$4.95	9.83	$—
Exercisable at December 31, 2022	—	$—	—	$—

Common Unit award
Equity-Based Compensation
Schedule of common unit award activity

	Weighted
	Average	Number of
	Grant-Date	Units
	Fair Value	(in thousands)
Non-vested at December 31, 2021	$9.20	5,471
Granted	—	—
Vested	9.20	(5,038)
Forfeited	9.20	(53)
Non-vested at December 31, 2022	$9.20	380